Disposal of Elite	6 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISPOSAL OF ELITE
4.	DISPOSAL OF ELITE

On February 9, 2019, the Company, Elite and HG Capital Group Limited entered into certain Share Purchase Agreement (the "Purchase Agreement"). Pursuant to the Purchase Agreement, the Purchaser agreed to purchase Elite in exchange for a cash purchase price of $1,750,000 (the "Consideration"). The transaction contemplated by the Purchase Agreement is hereby referred as the Disposal.

On March 29, 2019, management was authorized to approve and commit to a plan to sell Elite. On April 13, 2019, the parties completed all the share transfer registration procedure as required by the laws of British Virgin Islands and all the other closing conditions have been satisfied, as a result, the Disposal contemplated by the Purchase Agreement is completed. Upon completion of the Disposal, the Purchaser became the sole shareholder of Elite and as a result, assumed all assets and obligations of all the subsidiaries and VIE entities owned or controlled by Elite. Upon the closing of the transaction, the Company does not bear any contractual commitment or obligation to the microcredit business or the employees of Elite and its subsidiaries and VIEs, nor to the Purchaser.

Therefore the major assets and liabilities relevant to the disposal are reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes, are reported as components of net (loss) income separate from the net loss of continuing operations in accordance with ASC 205-20-45.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.